Deferred Taxation (Details) - Schedule of Deferred Tax Assets - Lease liabilities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets [Line Items]
Balance	$ 123,078	$ 71,874
Deferred tax credited to profit or loss (restated)	(68,519)	50,682
Exchange realignment (restated)	449	522
Gross deferred tax assets	$ 55,008	$ 123,078	71,874
Effect of adoption of amendments to IAS 12			$ 71,874